Consolidated Balance Sheets - USD ($)	May 31, 2024	May 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 0	$ 0
Total Current Assets	0	0
OTHER ASSETS
Investment in Acquisition	6,200,000	6,200,000
Loans receivable, related party	35,237	28,247
Music inventory, net of accumulated depreciation of $21,533 and $20,719, respectively	735	929
Trademark costs	11,165	10,365
Total Other Assets	6,247,137	6,239,541
TOTAL ASSETS	6,247,137	6,239,541
CURRENT LIABILITIES
Bank overdraft	89	46
Accounts payable	77,074	50,664
Accrued interest payable on notes payable	844,460	578,017
Accrued consulting fees	1,385,917	1,145,917
Notes payable, net of debt discounts of $31,709 and $66,794, respectively	1,434,733	1,465,138
Notes payable to related parties	2,082,315	2,090,772
Derivative liability	206,113	1,035,998
Total Current Liabilities	6,030,701	6,366,552
TOTAL LIABILITIES	6,030,701	6,366,552
STOCKHOLDERS’ EQUITY / (DEFICIT)
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 and 200 shares issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000,000 shares authorized, 3,325,531,102 and 756,612,000 shares issued and outstanding, respectively	332,555	75,663
Additional paid-in-capital	14,747,367	14,495,356
Accumulated deficit	(14,863,486)	(14,698,030)
Total Stockholders’ Equity (Deficit)	216,436	(127,011)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY / (DEFICIT)	$ 6,247,137	$ 6,239,541